Supplemental information on oil and gas activities (Schedule of Capitalized Costs Related to Oil and Gas Producing Activities) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved properties, Equipment, camps and other facilities	$ 172,507	$ 172,094	$ 157,396
Proved properties, Mineral interest and wells	830,937	717,510	776,504
Proved properties, Other uncompleted projects	32,712	38,130	23,916
Unproved properties	48,036	59,992	64,368
Gross capitalised costs	1,084,192	987,726	1,022,184
Accumulated depreciation	(562,853)	(463,062)	(527,766)
Total net capitalised costs	521,339	524,664	494,418
Colombia [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved properties, Equipment, camps and other facilities	79,999	83,023	69,906
Proved properties, Mineral interest and wells	282,973	189,514	291,050
Proved properties, Other uncompleted projects	19,754	24,061	11,290
Unproved properties	567	1,676	4,106
Gross capitalised costs	383,293	298,274	376,352
Accumulated depreciation	(172,207)	(122,479)	(228,793)
Total net capitalised costs	211,086	175,795	147,559
Chile [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved properties, Equipment, camps and other facilities	84,069	81,459	80,611
Proved properties, Mineral interest and wells	402,392	400,338	397,031
Proved properties, Other uncompleted projects	11,984	12,233	12,508
Unproved properties	45,681	41,162	49,702
Gross capitalised costs	544,126	535,192	539,852
Accumulated depreciation	(313,379)	(281,062)	(253,764)
Total net capitalised costs	230,747	254,130	286,088
Brazil [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved properties, Equipment, camps and other facilities	4,615	5,154	6,036
Proved properties, Mineral interest and wells	64,179	63,574	77,264
Proved properties, Other uncompleted projects	209		70
Unproved properties	1,788	7,073	7,585
Gross capitalised costs	70,791	75,801	90,955
Accumulated depreciation	(46,370)	(43,158)	(39,509)
Total net capitalised costs	24,421	32,643	51,446
Argentina [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved properties, Equipment, camps and other facilities	3,824	2,458	843
Proved properties, Mineral interest and wells	81,393	64,084	11,159
Proved properties, Other uncompleted projects	765	1,836	48
Unproved properties		10,081	2,975
Gross capitalised costs	85,982	78,459	15,025
Accumulated depreciation	(30,897)	(16,363)	(5,700)
Total net capitalised costs	$ 55,085	$ 62,096	$ 9,325